Cash Flow Detail - Investing Activities Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Spectrum license payments	€ 46	€ 128	€ 27
Telefónica Móviles del Uruguay, S.A. Wireless communications and services operator
Disclosure of geographical areas [line items]
Spectrum license payments	23
Otecel, S.A. Wireless communications services provider
Disclosure of geographical areas [line items]
Spectrum license payments	€ 21
Telefónica Móviles Argentina, S.A. Telecommunications service provider
Disclosure of geographical areas [line items]
Spectrum license payments		97	11
Telefónica Móviles España, S.A.U. Wireless communications services provider
Disclosure of geographical areas [line items]
Spectrum license payments		€ 20	€ 8